BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cost of revenues (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Compensation, employee benefits and related taxes	$ 1,920,423	$ 2,232,355	$ 7,519,551	$ 8,034,470
Professional fees	1,914,984	3,012,354	10,317,169	11,973,271
Depreciation	88,149	100,214	382,876	490,551
Rent, utilities, telephone and communications	106,488	137,670	443,348	486,976
Other cost of revenues	78,925	96,976	407,261	717,716
Cost of revenues	$ 4,108,969	$ 5,579,569	$ 19,070,205	$ 21,702,984